CERTIFICATION
                                -------------

      Pursuant to Rule 497(j) of the Securities Act of 1933, Heritage Series Trust (1933 Act File No. 33-57986; 1940 Act File No. 811-7470) ("Registrant") hereby certifies (a) that the form of the Prospectus and Statement of Additional Information used with respect to Eagle International Equity Portfolio - Eagle Class Shares do not differ from those contained in Post-Effective Amendment No. 21 ("Amendment No. 21") to the Registrant's Registration Statement and (b) that Amendment No. 21 was filed with the Securities and Exchange Commission electronically.





Dated:      March 4, 1999                       By:  /s/ Donald H. Glassman
                                                     ----------------------
                                                     Donald H. Glassman
                                                     Treasurer